Intangible Assets, Net - Schedule of Company’s Intangible Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 6,523,159	$ 6,430,166
Less: accumulated amortization	(358,378)	(222,857)
Intangible assets, net	6,164,781	6,207,309
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	6,486,513	6,394,042
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 36,646	$ 36,124